Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Lease rental income	$ 97,494	$ 85,147	$ 277,173	$ 240,555
Management fees	6,195	7,397	20,289	22,696
Trading container sales proceeds	11,058	9,024	35,339	19,444
Gains on sale of containers, net	7,558	7,913	27,009	23,724
Total revenues	122,305	109,481	359,810	306,419
Operating expenses:
Direct container expense	5,425	4,480	17,589	12,753
Cost of trading containers sold	9,911	8,047	31,043	17,237
Depreciation expense	26,941	18,809	71,322	61,676
Amortization expense	1,275	1,443	3,880	4,775
General and administrative expense	5,496	5,801	17,041	18,042
Short-term incentive compensation expense	1,159	1,259	3,473	3,712
Long-term incentive compensation expense	1,551	1,356	5,229	4,464
Bad debt expense, net	682	1,681	3,143	2,225
Gain on sale of containers to noncontrolling interest				(19,773)
Total operating expenses	52,440	42,876	152,720	105,111
Income from operations	69,865	66,605	207,090	201,308
Other income (expense):
Interest expense	(19,441)	(13,708)	(52,691)	(30,242)
Interest income	40	6	103	20
Realized losses on interest rate swaps and caps, net	(2,543)	(2,763)	(7,622)	(8,170)
Unrealized gains (losses) on interest rate swaps and caps, net	1,111	(3,516)	3,184	(5,758)
Other, net	3	12	1	(118)
Net other expense	(20,830)	(19,969)	(57,025)	(44,268)
Income before income tax and noncontrolling interest	49,035	46,636	150,065	157,040
Income tax benefit (expense)	1,324	(1,131)	(5,121)	(7,511)
Net income	50,359	45,505	144,944	149,529
Less: Net loss (income) attributable to the noncontrolling interest	299	295	1,433	(14,842)
Net income attributable to Textainer Group Holdings Limited common shareholders	50,658	45,800	146,377	134,687
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.01	$ 0.94	$ 2.94	$ 2.76
Diluted	$ 0.99	$ 0.92	$ 2.88	$ 2.70
Weighted average shares outstanding (in thousands):
Basic	50,348	48,916	49,774	48,832
Diluted	51,199	49,692	50,743	49,809
Other comprehensive income:
Foreign currency translation adjustments	68	69	73	189
Comprehensive income	50,427	45,574	145,017	149,718
Less: Comprehensive loss (income) attributable to the noncontrolling interest	299	295	1,433	(14,842)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 50,726	$ 45,869	$ 146,450	$ 134,876